Employee Benefits - Expense Related to Post-employment Benefit Plans under Defined Contribution Plans (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of defined benefit plans [abstract]
Expense related to post-employment benefit plans under defined contribution plans	₩ 42,825	₩ 35,538	₩ 30,344